Investments - Investee - B (Details)	2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2023 CAD ($)	Jun. 14, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($) year $ / shares	Jun. 30, 2022 CAD ($) year	Mar. 31, 2023 USD ($) year	Jun. 30, 2022 USD ($) year
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments				$ 15,796,000	$ 19,951,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments				15,796,000	19,951,000
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount				$ 13,500,000	12,900,000	$ 10,000,000	$ 10,000,000
Interest rate				1.50%		1.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares				$ 4.9585
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage				10.00%		10.00%
Financial assets, at fair value				$ 0	14,000,000	$ 10,600,000	$ 10,800,000
Unrealized loss on derivative investments				$ (100,000)	$ (1,000,000)
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B | Forecast
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Consideration received for amendments			$ 300,000
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B | Renegotiation of Payment Terms, Convertible Debenture Agreement
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Payment terms, forgiveness	$ 6,750,000	$ 5,000,000
Consideration received for amendments	(100,000)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 14,400,000	$ 10,600,000
Estimated share price | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				3.71	3.71
Percentage of reasonably possible increase in unobservable input, assets				10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets				10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets				$ 100,000	$ 200,000
Risk-free interest rate | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.0234	0.0277	0.0234	0.0277
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0	0	0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.3839	0.4193	0.3839	0.4193
Percentage of reasonably possible increase in unobservable input, assets				10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets				10.00%	10.00%	10.00%	10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets				$ 0	$ 100,000
Credit spread | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.0118	0.0134	0.0118	0.0134
Expected life | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year				0.25	1.01	0.25	1.01